Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 29, 2010 New South Life Insurance Company	Dec. 31, 2010 New South Life Insurance Company	Dec. 31, 2009 New South Life Insurance Company	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Summary Of Significant Accounting Policies [Line Items]
Average reserve required by the Federal Reserve Bank	$ 1,902,000	$ 1,534,000
Interest-bearing deposits with other banks, maturity date	1 year
Restructured loans, minimum period of nonaccrual status to be considered as nonperforming	90 days
Premises, furniture, fixtures and equipment, estimated useful lives							3 years	40 years
Core deposit intangibles, estimated useful lives							5 years	10 years
Liquidation payment				2,201,895
Percentage of share in New South Life Insurance Company subject to liquidation payment				100.00%
Investment in New South						2,195,493
Income from the investment, including the gain from liquidation in 2010			6,402		6,402	67,961
Advertising expense	$ 636,652	$ 730,496	$ 669,472